Taxes - Current and Non-current tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Tax assets
Current tax assets	$ 6,273,802	$ 3,976,295
Non-current tax assets	9,030,132	8,071,733
Tax liabilities
Current tax liabilities	2,152,104	1,243,883
Non-current tax liabilities	12,124,520	1,866,054
Deferred tax liabilities [member]
Tax liabilities
Non-current tax liabilities	10,850,463	1,639,206
Income Tax credits [Member]
Tax liabilities
Non-current tax liabilities	65,130	226,848
Income tax payable [Member]
Tax liabilities
Current tax liabilities	1,298,524	811,197
Industry and commerce Tax [Member]
Tax liabilities
Current tax liabilities	247,966	161,813
National tax and surcharge on gasoline [Member]
Tax liabilities
Current tax liabilities	192,665	137,710
Carbon tax [Member]
Tax liabilities
Current tax liabilities	66,006	64,091
Value added tax [Member]
Tax liabilities
Current tax liabilities	157,452	5,607
Other taxes, liabilities [Member]
Tax liabilities
Current tax liabilities	189,491	63,465
Non-current tax liabilities	1,208,927	0
Deferred tax assets [Member]
Tax assets
Non-current tax assets	9,024,858	7,673,912
Income tax credits [Member]
Tax assets
Non-current tax assets	5,274	397,821
Income tax [member]
Tax assets
Current tax assets	1,739,542	1,823,027
Credit tax balance [Member]
Tax assets
Current tax assets	3,108,175	1,311,693
Other taxes, assets [Member]
Tax assets
Current tax assets	$ 1,426,085	$ 841,575